Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 – PROPERTY AND EQUIPMENT, NET

As of December 31, 2021 and 2020, property and equipment consisted of the following:

	Useful life	December 31, 2021	December 31, 2020
Office equipment and furniture	3 - 5 Years	$166,979	$142,482
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years	92,358	90,246
Software	1 - 3 Years	13,018	12,721
Finance lease right-of-use asset	4 Years	165,242	-
		437,597	245,449
Less: accumulated depreciation		(170,164)	(142,567)
		$267,433	$102,882

For the years ended December 31, 2021, 2020 and 2019, depreciation expense amounted to $40,130, $54,576 and $25,839, respectively, all of which were included in operating expenses.

The Company entered into a finance vehicle lease in 2021 and the finance lease right-of-use asset with a net carrying amount of $161,111 as of December 31, 2021 was included in property and equipment, net. Finance lease liabilities was nil as of December 31, 2021. The Company made cash payments of $163,301 for finance lease liabilities during the year ended December 31, 2021, which is included within the financing activities section on the consolidated statements of cash flows.